SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 13 - SUBSEQUENT EVENTS

The Company evaluated subsequent events through August 24, 2026, the date the consolidated financial statements were available to be issued, in accordance with ASC 855, Subsequent Events.

Subsequent to June 30, 2026, a certain holder of the Company’s Performance Incentive Grants exercised vested awards resulting in the issuance of 69,830 shares and aggregate proceeds of £500,000. A further holder exercised Performance Incentive Grants resulting in the issuance of 5,186 shares and aggregate proceeds of $50,000 (approximately £37,700). In aggregate, these exercises resulted in the issuance of 75,016 shares and proceeds of approximately £537,700. Proceeds from these exercises were used to support the Company’s working capital requirements and general corporate purposes.

Other than as described above, the Company did not identify any subsequent events requiring adjustment to or disclosure in the consolidated financial statements.